Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure
Finished products	$ 368,334	$ 355,881
Products in process and raw materials	16,077	16,442
Supplies and expendable parts	61,922	56,805
Inventories, Gross	446,333	429,128
Less allowances	(99,026)	(96,817)
Total	$ 347,307	$ 332,311